Stock options (Details) - Stock Options - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019
Number of options
Outstanding, beginning of year	51,000
Granted		51,000
Bonus shares adjustment	34,000
Outstanding, end of year	85,000	51,000
Weighted average exercise price
Outstanding, beginning of years	$ 2.60
Granteds		$ 2.60
Bonus shares adjustments	(1.04)
Outstanding, end of years	$ 1.56	$ 2.60